Note 20 - Trade Receivables, Prepayments and Other Receivables - Trade Receivables, Prepayments and Other Receivables (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Trade receivables		$ 24,594	$ 14,072
Unbilled receivables		12,874	17,001
Total		37,468	31,073
VAT		754	367
Related party receivables		1,267	2,945
Escrow account pledged as loan for joint venture			2,508
Other		5,102	2,046
Total		7,123	7,866
Prepaid expenses (1)	[1]	14,372	2,167
Total		$ 14,372	$ 2,167

[1]	See Note 30 for specification of amount of prepaid expenses with 360 Mobile Security.